[Logo – American Funds ®]

Fundamental Investors, Inc.
One Market, Steuart Tower
Suite 1800
San Francisco, California  94105

Mailing address:
P.O. Box 7650
San Francisco, California 94120-7650

Phone (415) 393-7110
Fax (415) 393-7140

Patrick Quan
Secretary

March 5, 2009

Document Control
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re.           File Nos. 002-10760 and 811-00032

Ladies/Gentlemen:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on February 27, 2009 of Registrant's Post-Effective Amendment No. 96 under the Securities Act of 1933 and Amendment No. 39 under the Investment Company Act of 1940.

Sincerely,

/s/ Patrick F. Quan
Patrick F. Quan
Secretary

/pfq